Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Cash Flows from Operating Activities
Net Income		$ 1,454	$ 1,365	$ 2,760	$ 9,054
Adjustments to determine net cash flows provided by (used in) operating activities
Securities (gains), other than trading (Note 2)		(36)	(85)	(147)	(309)
Depreciation of premises and equipment		252	192	724	579
Depreciation of other assets		14	24	50	74
Amortization of intangible assets		286	151	729	448
Provision for credit losses (Note 3)		492	136	1,732	87
Deferred taxes		(586)	(79)	(655)	530
Net loss on divestitures					29
Changes in operating assets and liabilities:
Net (increase) in trading securities		(7,607)	(10,729)	(18,622)	(3,983)
Change in derivative instruments – (increase) decrease in derivative asset		(564)	4,647	20,820	(4,356)
Change in derivative instruments – increase (decrease) in derivative liability		1,359	2,437	(19,324)	11,711
Net (increase) decrease in current tax asset		85	(293)	(611)	137
Net increase (decrease) in current tax liability		(31)	154	(421)	(8)
Change in accrued interest – (increase) decrease in interest receivable		284	(129)	(355)	(509)
Change in accrued interest – increase in interest payable		618	380	2,607	490
Changes in other items and accruals, net		617	12	3,495	(6,671)
Net increase in deposits		19,164	16,443	35,157	28,736
Net (increase) in loans		(4,347)	(20,938)	(14,203)	(58,680)
Net increase in securities sold but not yet purchased		1,980	1,968	6,162	8,896
Net increase (decrease) in securities lent or sold under repurchase agreements		(7,088)	3,970	(11,734)	1,255
Net (increase) decrease in securities borrowed or purchased under resale agreements		3,242	(1,925)	(1,963)	255
Net increase (decrease) in securitization and structured entities' liabilities		1,090	333	(170)	(667)
Net Cash Provided by (Used in) Operating Activities		10,678	(1,966)	6,031	(12,902)
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(2,347)	3,161	2,456	6,927
Proceeds from issuance of covered bonds		2,916	3,203	8,027	10,486
Redemption/buyback of covered bonds			(2,252)	(8,175)	(4,474)
Proceeds from issuance of subordinated debt					1,587
Repayment of subordinated debt (Note 4)			(850)		(850)
Proceeds from issuance of preferred shares, net of issuance costs (Note 5)			498	648	1,247
Redemption of preferred shares (Note 5)			(500)		(1,100)
Net proceeds from issuance of common shares (Note 5)		6	15	3,324	3,112
Net purchases of treasury shares		(1)	(4)		(15)
Cash dividends and distributions paid		(742)	(599)	(2,047)	(1,962)
Repayment of lease liabilities		(92)	(79)	(259)	(215)
Net Cash Provided by (Used in) Financing Activities		(260)	2,593	3,974	14,743
Cash Flows from Investing Activities
Net decrease in interest bearing deposits with banks		489	376	924	1,281
Purchases of securities, other than trading		(7,645)	(12,131)	(35,096)	(78,054)
Maturities of securities, other than trading		5,669	4,545	15,595	16,793
Proceeds from sales of securities, other than trading		5,896	6,444	19,318	33,594
Premises and equipment – net purchases		(190)	(175)	(566)	(476)
Purchased and developed software – net purchases		(178)	(188)	(572)	(484)
Acquisitions (Note 12)	[1]	(155)		(15,107)
Net proceeds from divestitures					1,226
Net Cash Provided by (Used in) Investing Activities		3,886	(1,129)	(15,504)	(26,120)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(1,537)	(198)	(705)	604
Net increase (decrease) in Cash and Cash Equivalents		12,767	(700)	(6,204)	(23,675)
Cash and Cash Equivalents at Beginning of Period		68,495	70,286	87,466	93,261
Cash and Cash Equivalents at End of Period		81,262	69,586	81,262	69,586
Net cash provided by operating activities includes:
Interest paid in the period	[2]	9,313	2,445	23,493	5,086
Income taxes paid in the period		319	788	2,302	1,779
Interest received in the period		14,571	6,519	37,729	16,013
Dividends received in the period		$ 698	$ 537	$ 1,777	$ 1,407

[1]	This amount is net of $63 million and $3,646 million cash and cash equivalents acquired as part of acquisitions for the three and nine months ended July 31, 2023. To mitigate changes in the Canadian dollar equivalent of the Bank of the West purchase price on close, we entered into forward contracts, which qualified for hedge accounting.
[2]	Includes dividends paid on securities sold but not yet purchased.